PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense And Other Assets Current [Abstract]
IPO distribution service and promotional and advertisement service receivables	$ 3,588,851	$ 5,360,831
Prepaid data and IT service expenses	2,226,216	1,315,469
Prepaid income taxes	1,978,308
Rental and other deposits	1,885,272	391,625
Advances to employees	1,458,582	825,682
Prepaid professional service fees	1,225,020	998,235
Prepaid marketing expenses	1,073,965	402,724
Wealth management service fees receivables	727,209
Input VAT receivables	529,985	1,174,934
Interest receivables from term deposits	117,392	429,454
Others	1,240,823	315,476
Total	$ 16,051,623	$ 11,214,430